Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Line Items]
Summary of components of income tax expense (benefit)
The components of the income tax benefit are as follows:

	Year Ended December 31,
	2023	2022
Federal tax at statutory rate	21.0%	21.0%
State taxes, net of federal deduction	3.6%	3.6%
R&D credits	0.2%	2.4%
Other	(0.1)%	(0.2)%
Change in valuation allowance	(24.7)%	(27.2)%

Effective income tax rate	—	—

Components of net deferred taxes asset and liabilities
Significant components of deferred income taxes are as follows (in thousands):

	As of December 31,
	2023	2022
Net operating loss carryforward	$9,027	$6,212
R&D Tax credit	837	836
Deferred R&D expenses	11,123	5,198
Accrued expenses	783	881
Share-based compensation	104	91
Other	337	281

Total net deferred tax asset	22,211	13,499
Valuation allowance	(22,211)	(13,499)

Net deferred tax asset	$—	$—

RENEO PHARMACEUTICALS INC [Member]
Income Taxes [Line Items]
Summay of company's loss before provision for income taxes	The Company’s net loss was generated in the following jurisdictions (in thousands):

	Year Ended December 31,
	2023	2022
Domestic	$(78,132)	$(51,994)
Foreign	744	39

Net loss	$(77,388)	$(51,955)

Components of net deferred taxes asset and liabilities
The components of net deferred taxes consisted of the following (
i
n
thousand
s):

	As of December 31,
	2023	2022
Deferred tax assets:
NOL carryforwards	$23,490	$16,381
Capitalized research and development expenses	15,274	7,465
Credit carryforwards	6,111	4,061
Intangible assets	2,902	3,202
Compensation accruals	1,885	989
Operating lease liabilities	245	316
Depreciation	89	78
Other	2	2

Gross deferred tax assets	49,998	32,494
Less valuation allowance	(49,872)	(32,214)

Total deferred tax assets	126	280
Deferred tax liabilities:
ROU assets	(126)	(280)

Net deferred tax assets (liabilities)	$—	$—

Summarized reconciliation of income tax rate	A reconciliation of the effective tax rate to the amount computed by applying the statutory federal income tax rate to the loss from operations is summarized for the years ended December 31, 2023 and 2022, as follows:

	As of December 31,
	2023	2022
U.S. federal statutory income tax rate	21.0%	21.0%
Tax credits, net	2.5%	3.4%
Return-to-provision adjustment	0.1%	0.5%
Other	(0.1)%	(0.8)%
GILTI inclusion	(0.4)%	(0.3)%
Foreign Rate Differential	(0.1)%	—
Valuation allowance	(23.0)%	(23.8)%

U.S. federal effective tax rate	0.0%	0.0%

Summarizes the changes to unrecognized tax benefits
The following table summarizes the changes to unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2023	2022
Beginning balance of unrecognized tax benefits	$7,094	$2,999
Additions based on tax positions related to the current year	4,331	4,095

Ending balance of unrecognized tax benefits	$11,425	$7,094